REGULATORY AND CAPITAL MATTERS	12 Months Ended
Dec. 31, 2015
REGULATORY AND CAPITAL MATTERS
REGULATORY AND CAPITAL MATTERS

NOTE 13 - REGULATORY AND CAPITAL MATTERS

In 2014, capital requirements did not apply to savings and loan holding companies. Beginning in 2015, since the Company is a Small Savings and Loan Holding Company with consolidated assets under $1 billion, regulatory capital requirements apply only to the Bank. The Bank is subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations , involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019.  The net unrealized gain or loss on available for sale securities, is not included in the computation of regulatory capital.  Capital amounts and ratios for December 31, 2014 are calculated using Basel I rules.  Management believes as of December 31, 2015, the Bank meets all capital adequacy requirements to which it is subject. There are no conditions or events since that notification that management believes have changed the institution’s category.

Prompt corrective action regulations provide five classifications:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If adequately capitalized, regulatory approval is required to accept brokered deposits.  If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.  At December 31, 2015 and 2014, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.

The Bank’s actual and required capital amounts and ratios are presented below:

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Total risk-based capital to risk-weighted assets	$28,878	33.16%	$6,967	8.0%	$8,709	10.0%
Tier I (core) capital to risk- weighted assets	27,890	32.03	5,225	6.0	6,967	8.0
Common equity Tier 1 capital to risk-weighted assets	27,890	32.03	3,919	4.5	5,661	6.5
Tier I (core) capital to adjusted total assets	27,890	13.42	8,313	4.0	10,391	5.0

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total risk-based capital to risk-weighted assets	$30,603	32.21%	$7,601	8.0%	$9,502	10.0%
Tier I (core) capital to risk- weighted assets	29,500	31.05	3,801	4.0	5,701	6.0
Tier I (core) capital to adjusted total assets	29,500	13.67	8,630	4.0	10,787	5.0

The Qualified Thrift Lender (QTL) test requires that at least 65% of assets be maintained in housing-related finance and other specified areas.  If this test is not met, the Bank must operate under specific restrictions. The Dodd-Frank Act made noncompliance with the QTL test also subject to agency enforcement action for a violation of law. Management believes that this test is met.

The Company’s principal source of funds for dividend payments is dividends received from the Bank.  Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. At December 31, 2015, the Bank has $801 of retained earnings available for dividends.